Taxation - Reconciliation of the Bermuda Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the Bermuda Statutory Tax Rate [Abstract]
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Tax rates which are different from the statutory rate	(6.49%)	(2.30%)	(1.95%)
Adjustment attributable to prior years	0.00%	0.00%	1.17%
Change in valuation allowance	1.57%	(1.29%)	(0.26%)
Adjustments to uncertain tax positions	(0.45%)	(0.30%)	(0.28%)
Total	(5.37%)	(3.89%)	(1.32%)